Stock-Based Compensation (Details) - Schedule of Changes in the Number of Stock Options Outstanding	9 Months Ended	12 Months Ended
	Jun. 30, 2024 $ / shares	Sep. 30, 2023 $ / shares	Sep. 30, 2022 $ / shares
Schedule of Changes In The Number of Stock Options Outstanding [Abstract]
Number of stock options, Outstanding, beginning of year		1,268,360	1,057,913
Weighted average exercise price Outstanding, beginning of year		$ 58.64	$ 47.97
Number of stock options, Exercisable, end of year			759,740
Weighted average exercise price, Exercisable, end of year	$ 284		$ 35.41
Number of stock options, Granted	1,438,600		366,420
Weighted average exercise price, Granted	$ 284		$ 102.5
Number of stock options, Exercised			(223)
Weighted average exercise price, Exercised			$ 41.35
Number of stock options, Forfeited	(66,550)	(200,421)	(155,750)
Weighted average exercise price, Forfeited		$ 69.01	$ 87.29
Number of stock options, Cancelled		(1,067,939)
Weighted average exercise price, Cancelled		$ 56.69
Number of stock options, Outstanding, end of year	1,438,600		1,268,360
Weighted average exercise price Outstanding, end of year			$ 58.64